Trade accounts receivable - net - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade Accounts Receivable [Line Items]
Account receivable for passenger charger fees	$ 2,054,031	$ 1,745,152	$ 1,949,995
Allowances for expected credit loss in customer balances	22,286	79,090	87,141
Allowances for doubtful accounts in arrears of payments	73,084	112,146	115,480
Allowances for doubtful accounts at reversal of bad debt	117,113	42,243	27,237
Allowance for doubtful accounts cancellations	$ 2,277	$ 12,490	$ 124
Top of Range [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Exposure to credit term	30 days
Bottom Of Range [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Exposure to credit term	5 days